Reporting entity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reporting entity
Reporting entity
1.	Reporting entity

Nexters Global Ltd (the “Company”) was incorporated in Cyprus on November 2, 2009 as a private limited liability company under the Cyprus Companies Law, Cap. 113. The Company’s registered office is at Faneromenis 107, 6031, Larnaca, Cyprus.

The principal activities of the Company and its subsidiaries (“the Group”) are the development and publishing of online games for mobile, web and social platforms. The Group also derives revenue from advertising services. Information about the Company’s main subsidiaries is disclosed in Note 20.

The Group has no ultimate controlling party.

1. Reporting entity

Nexters Global Ltd (the “Company”) was incorporated in Cyprus on November 2, 2009 as a private limited liability company under the Cyprus Companies Law, Cap. 113. The Company’s registered office is at Faneromenis 107, 6031, Larnaca, Cyprus.

The principal activities of the Company and its subsidiaries (“the Group”) are the development and publishing of online games for mobile, web and social platforms. The Group also derives revenue from advertising services. Information about the Company’s main subsidiaries is disclosed in Note 25.

The Group has no ultimate controlling party.